Note 5 - Loan Servicing (Detail) - Activity For Capitalized Mortgage Servicing Rights (Mortgage Servicing Rights [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Servicing Rights [Member]
Servicing rights:
Beginning of year	$ 4,596,000	$ 4,603,000	$ 3,705,000
Additions	2,512,000	1,505,000	2,428,000
Amortized to expense	(2,115,000)	(1,512,000)	(1,530,000)
End of year	$ 4,993,000	$ 4,596,000	$ 4,603,000